Goodwill and Other Intangibles - Summary of Other Intangibles (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,459
Amortization charge for the year	800	$ 815	$ 704
Balance at end of year	2,503	2,459
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	6,980	6,701
Additions	850	668
Disposals	(40)	(84)
Fully amortized intangibles	(401)	(364)
Foreign currency translation adjustments and other	(6)	59
Balance at end of year	7,383	6,980	6,701
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,521	4,083
Disposals	(14)	(13)
Impairment losses	5	5
Amortization charge for the year	776	739
Fully amortized intangibles	(401)	(364)
Foreign currency translation adjustments and other	(7)	71
Balance at end of year	4,880	4,521	4,083
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	171
Balance at end of year	95	171
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,575	2,523
Foreign currency translation adjustments and other	1	52
Balance at end of year	2,576	2,575	2,523
Core deposit intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,404	2,260
Amortization charge for the year	76	96
Foreign currency translation adjustments and other	1	48
Balance at end of year	2,481	2,404	2,260
Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	217
Balance at end of year	214	217
Credit card related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	759	756
Additions	83
Foreign currency translation adjustments and other		3
Balance at end of year	842	759	756
Credit card related intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	542	442
Amortization charge for the year	86	98
Foreign currency translation adjustments and other		2
Balance at end of year	628	542	442
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,729
Balance at end of year	1,760	1,729
Internally generated software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,760	2,549
Additions	541	567
Disposals	(40)	(82)
Fully amortized intangibles	(322)	(275)
Foreign currency translation adjustments and other	(12)	1
Balance at end of year	2,927	2,760	2,549
Internally generated software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,031	888
Disposals	(14)	(11)
Impairment losses	4
Amortization charge for the year	474	423
Fully amortized intangibles	(322)	(275)
Foreign currency translation adjustments and other	(6)	6
Balance at end of year	1,167	1,031	888
Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	116
Balance at end of year	104	116
Other software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	300	308
Additions	63	87
Disposals		(2)
Fully amortized intangibles	(79)	(89)
Foreign currency translation adjustments and other	11	(4)
Balance at end of year	295	300	308
Other software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	184	180
Disposals		(2)
Impairment losses		5
Amortization charge for the year	82	78
Fully amortized intangibles	(79)	(89)
Foreign currency translation adjustments and other	4	12
Balance at end of year	191	184	180
Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	226
Balance at end of year	330	226
Other intangible [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	586	565
Additions	163	14
Foreign currency translation adjustments and other	(6)	7
Balance at end of year	743	586	565
Other intangible [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	360	313
Impairment losses	1
Amortization charge for the year	58	44
Foreign currency translation adjustments and other	(6)	3
Balance at end of year	$ 413	$ 360	$ 313